Capital provision assets	12 Months Ended
Dec. 31, 2022
Capital provision assets.
Capital provision assets

6. Capital provision assets

Capital provision assets are financial instruments that relate to the provision of capital in connection with legal finance. Capital provision-direct assets represent those assets in which the Group has provided financing directly to a client or to fund a principal position in a legal finance asset. BOF-C is included in capital provision-direct assets because the Group does not invest any capital in BOF-C. Capital provision-indirect assets represent those assets in which the Group’s capital is provided through a private fund as a limited partner contribution. At December 31, 2022, the Group had increased deployments in capital provision-indirect assets through the Advantage Fund, which closed during the year ended December 31, 2022, whereas capital provision-indirect assets consisted entirely of assets held through the Strategic Value Fund at December 31, 2021.

During the year ended December 31, 2022, the Company updated its valuation policy for capital provision assets. See note 15 (Fair value of assets and liabilities) for a detailed description of the valuation policy and note 2 (Summary of significant accounting policies) for a discussion of restatement.

The table below sets forth the changes in capital provision assets at the beginning and end of the relevant reporting periods.

	For the year ended December 31,
($ in thousands)	2022	2021	2020
		(as restated)
At beginning of period (as restated)	3,117,263	2,714,314	2,623,331
Deployments	727,298	673,965	297,143
Realizations	(426,734)	(455,148)	(540,294)
Income for the period	330,811	199,411	319,015
Foreign exchange (losses)	(13,082)	(15,279)	15,119
At end of period	3,735,556	3,117,263	2,714,314

Capital provision-direct assets	3,620,687	3,104,408	2,629,148
Capital provision-indirect assets	114,869	12,855	85,166
Total capital provision assets	3,735,556	3,117,263	2,714,314

Unrealized fair value at end of period	1,689,407	1,523,178	1,478,885

The table below sets forth the components of the capital provision income for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Realized gains/(losses) relative to cost	161,707	153,607	208,157	146,922
Fair value adjustment during the period, net of previously recognized unrealized gains transferred to realized gains	169,104	45,804	108,461	436,325
Interest income on certain capital provision-indirect assets	-	-	2,397	15,006
Income on capital provision assets	330,811	199,411	319,015	598,253
Interest and other income	2,651	160	199	(1,213)
Impairment of other asset	-	(500)	-	(1,000)
Foreign exchange gains/(losses)	(6,357)	(4,517)	535	609
Unrealized loss on due from settlement capital provision assets	(11,330)	-	-	-
Gain/(loss) on financial liabilities at fair value through profit or loss	3,333	-	(4,779)	(20,872)
Gain/(loss) on equity securities	-	-	(22)	1,169
Net gain on derivative financial instruments	-	-	-	2,846
Total capital provision income as reported on the consolidated statements of operations	319,108	194,554	314,948	579,792

Exchange differences arising from non-US dollar-denominated capital provision assets held by US dollar functional currency entities are recognized in capital provision income in the consolidated statements of operations. All other foreign exchange translation differences arising from capital provision assets held by non-US dollar functional currency entities are recognized in other comprehensive income in the consolidated statements of comprehensive income.

On a consolidated basis, the capital provision-indirect assets represent equity securities and related claims in the Strategic Value Fund and litigation finance assets in the Advantage Fund.